Long-Term Time Deposits and Held-to-Maturity Investments - Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments (Detail) - Long Term Time Deposits And Held To Maturity Investments [Member] - Corporate Debt Securities
¥ in Millions, $ in Millions
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Held-to-Maturity Securities [Line Items]
Due in 1 year through 2 years	¥ 91,795	$ 13,126	¥ 30,556
Due in 2 years through 3 years	8,165	1,168	67,979
Due in 3 years through 5 years	23,902	3,418	0
Total	¥ 123,862	$ 17,712	¥ 98,535